Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 845	$ 758
Charge to expenses	1,378	87
Deductions
Balance at end of the year	$ 2,223	$ 845